Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

●	On January 20, 2017, the Company sold to LG CAPITAL FUNDING, LLC, a $45 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).

●	On January and March 20, 2017, debt purchase agreements were executed between LG Capital Funding, LLC, a US investor, the buyer and M. DALAKOS – I. FASSOLIS – N. THEOFANOPOULOS & PARTNERS LAW FIRM, a non-US creditor, the seller of the $108 Reg. S convertible promissory note plus accrued interest, issued on August 16, 2016. Two replacement notes were issued on January and March 20, 2017, respectively, aggregating the total amount of the convertible promissory note outstanding plus accrued interest.

●	Effective February 7, 2017, the Company effectuated a five thousand to-one reverse stock split on its issued and outstanding common stock.

●	On February 9 2017, the Company’s Board of Directors agreed the reduction of the five-member Board to a three-member Board. Thus, Mr. Galinas and Mr. Panagiotopoulos resigned and they nominated Mr. Dimitrios Filippas to fill their vacancy. Mr. Dimitrios Filippas, currently serving as deputy Chief Financial Officer of the Company, accepted the nomination and elected as member of the Board and Treasurer.

●	On February 13, 2017, the Company sold to POWER UP LENDING GROUP LTD., a $93 12% interest bearing convertible note due in nine months subject to the restrictions of Rule 144 promulgated under the 1933 Act. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 58% of the average of the lowest three trading prices of the Company’s common stock on any trading day during the ten trading days prior to the conversion. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 115% of principal plus interest (during days 1-30) to 140% of principal plus interest (during days 151-180).

●	On February 16, 2017, the Company sold to CROWN BRIDGE PARTNERS, LLC, a $45 convertible promissory note, which contained a $5 original issue discount (OID) and matures a year from issuance and accrues interest at the rate of 6% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 120% of principal plus interest (during days 1-60) to 145% of principal plus interest (during days 121-180).

●	On February 16, 2017, upon full conversion of the $30 convertible promissory note in connection with a debt settlement agreement entered into with ANYLAND TRAVEL LTD, plus accrued interest, the Company has issued in aggregate 17,242 shares of common stock to the note holder.

●	On February 17, 2017, the Company issued to Brighton Capital Ltd., a $68 convertible promissory note in connection with a debt settlement agreement entered into, of the same amount of outstanding invoice, which note matures a year from issuance and accrues interest at the rate of 8% per annum. The holder, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $0.02 and (ii) 65% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.

●	On February 22, 2017, a debt purchase agreement was executed between APG Capital Holdings, LLC, a US investor, the buyer and Marine Plus S.A a non-US creditor, the seller of the outstanding $45 convertible promissory note issued on June 27, 2016. A replacement note was issued for the amount of the outstanding convertible promissory note.

●	On February 22, 2017, the Company sold to APG Capital Holdings, LLC, a $37 convertible promissory note, which contained a $3.6 original issue discount (OID) and matures a year from issuance and accrues interest at the rate of 10% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 46% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note to 150% of principal plus interest.

●	On February 24, 2017, the Company sold to OAKMORE OPPORUTNITY FUND I, LP, a $50 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is subject to the restrictions of Rule 144 promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

●	On March 14, 2017, the Company issued to SICHENZIA ROSS FERENCE KESNER LLP, a $47 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which note matures a year from issuance and accrues interest at the rate of 8% per annum. The holder, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $0.06 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.

●	On March 15, 2017, the Company sold to MARINE PLUS S.A., a non-U.S. investor, an $72 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $0.403 (as adjusted for stock splits, stock dividends, stock combinations or other similar transactions) and (ii) the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

●	On March 15, 2017, a debt purchase agreement was executed between Yoshar Trading LLC, a US investor, the buyer and YES Properties Inc the seller of the $35 convertible promissory note, issued on August 16, 2016. The purchase price for the note was the Buyer’s payment of $40 to the seller.

●	On March 20, 2017, the Company sold to LG CAPITAL FUNDING, LLC, a $45 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).

●	On March 22, 2017, the Company sold to E. STAVROPOULOS & CO O.E. “Hydra Travel”, a non-U.S. investor, a $22 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The note holder is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $0.2394 (as adjusted for stock splits, stock dividends, stock combinations or other similar transactions) and (ii) the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

●	On March 28, 2017, the Company sold to CERBERUS FINANCE GROUP LTD, a non-U.S. investor, a $25 convertible promissory note which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is subject to the restrictions of Regulation S promulgated under the 1933 Act, and is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the fifteen prior trading days. Upon written notice, during the first 39 days the Company may prepay the investor in cash, for 125% of any outstanding principal and interest remaining on the note.

●	On April 6, 2017, upon full conversion of the $137 convertible promissory note to SICHENZIA ROSS FERENCE KESNER LLP, dated May 9, 2016, plus accrued interest, the Company has issued in aggregate 4,109,800 shares of common stock to the note holder.

●	On April 7, 2017, the Company sold to GS Capital Partners, a $30 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 10% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note at 150% of principal plus interest.

●	On May 23, 2017, the Company received a letter from OTCQB that the Company’s (FREEF) bid price closed below $0.01 for more than 30 consecutive calendar days and no longer meets the Standards for Continued Eligibility for OTCQB as per the OTCQB Standards, section 2.3(2). To remain eligible for trading on the OTCQB marketplace, the Company must have proprietary priced quotations published by a Market Maker in OTC Link with a minimum closing bid price of $0.01 per share on at least one of the prior thirty consecutive calendar days. As per the OTCQB Standards, section 4.1, in the event that the minimum closing bid price for the Company’s common stock falls below $0.01 per share, a grace period of 90 calendar days to regain compliance shall begin, during which the minimum closing bid price for the Company’s common stock must be $0.01 or greater for ten consecutive trading days; Pursuant to these OTCQB Standards, the Company has been granted a period of 90 calendar days in which to regain compliance with Section 4.1. The grace period expires August 21, 2017 and at that time if the Company’s bid price has not closed at or above $0.01 for any ten consecutive trading days then the Company will be removed from the OTCQB. In addition, in the event that the Company’s closing bid price falls below $0.001 at any time for five consecutive trading days, the Company will be immediately removed from OTCQB.

●	On June 1, 2017, the Company entered into a management services agreement with Prodigy Inc., a Manager, for the provision of financial services, including all of our accounting, financial reporting and internal controls, and other back-office services, as well as the provision of use of space for the Company’s offices at 6, Loukianou St. Athens Greece. Our Chairman, Chief Executive Officer and President, Ion G. Varouxakis, is shareholder of Prodigy Inc.

●	On June 15, 2017, the Company was notified by the OTC Markets that as a result of the Company’s failure to file its annual report on Form 20-F, the Company’s common stock would be removed from the OTCQB market and would be available for quotation on the OTC Pink market operated by the OTC Markets, effective June 16, 2017, under the same trading symbol of “FREEF”.

●	On July 21, 2017, the Company sold to L.G. CAPITAL FUNDING, LLC two 8% convertible notes of the Company, in the aggregate principal amount of $79 (each Note being in the amount of $39.5) which mature a year from issuance. The second such Note is initially paid by a same amount and maturity note collateralized by liquid assets of equal value, it is not repayable, except that if the first Note is redeemed within 6 months from issuance then the second note and its collateral note are automatically cancelled, and it can only be converted when the collateral is liquidated by the Company. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price for both Notes is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days.

●	On July 24, 2017 , the Company sold to, ADAR BAYS, LLC a 8% convertible note of the Company in the principal amount of $39.5 which matures a year from issuance paid for by a same amount and maturity note collateralized by liquid assets of equal value, it is not repayable, and it can only be converted when the collateral is liquidated by the Company. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time after 6 months from issuance to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price for both Notes is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days.

●	On August 17, 2017, the Company sold to L.G. CAPITAL FUNDING, LLC two 8% convertible notes of the Company, in the aggregate principal amount of $75 (each Note being in the amount of $37.5) which mature a year from issuance. The second such Note is initially paid by a same amount and maturity note collateralized by liquid assets of equal value, it is not repayable, except that if the first Note is redeemed within 6 months from issuance then the second note and its collateral note are automatically cancelled, and it can only be converted when the collateral is liquidated by the Company. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 9.9% of the common stock of the Company, into shares of Common Stock. The conversion price for both Notes is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days.